UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08953
                                                    ----------------------------

                           HIGHLAND FLOATING RATE FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                           13455 Noel Road, Suite 1300
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 532-2834
                                                          ---------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


INVESTMENT PORTFOLIO (UNAUDITED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) - 94.3%
AEROSPACE/DEFENSE - 0.7%
---------------------------------------------               ---------------------------------------------------------------------
                     CACI INTERNATIONAL, INC.               Term Loan, 3.95%, 05/03/11                 1,990,000       2,014,258
                                                            ---------------------------------------------------------------------
             VOUGHT AIRCRAFT INDUSTRIES, INC.               Term Loan B, 5.71%, 06/30/07               1,290,460       1,304,442

                                                            Term Loan C, 5.96%, 06/30/08               2,138,465       2,156,974

                                                            Term Loan X, 5.46%, 12/31/06                 847,637         857,173
                                                            ---------------------------------------------------------------------
                                                                                         AEROSPACE/DEFENSE TOTAL       6,332,847


AIR TRANSPORT - 1.0%
---------------------------------------------               ---------------------------------------------------------------------
                      AMERICAN AIRLINES, INC.               Revolver, 12/15/05 (b)                     5,000,000       4,850,000
                                                            ---------------------------------------------------------------------
                     NORTHWEST AIRLINES, INC.               Revolver, 10/24/05 (b)                     2,111,111       2,076,805
                                                            ---------------------------------------------------------------------
                        UNITED AIRLINES, INC.               Tranche B, 06/30/05 (b)                    2,000,000       2,027,500
                                                            ---------------------------------------------------------------------
                                                                                             AIR TRANSPORT TOTAL       8,954,305


AUTOMOTIVE - 5.4%
---------------------------------------------               ---------------------------------------------------------------------
                          FEDERAL-MOGUL CORP.               Supplemental Revolver, 5.84%,
                                                            02/05/05 (c) (j)                           1,372,995       1,132,397

                                                            Term Loan B, 4.90%, 02/24/05               5,000,000       4,739,075

                                                            Term Loan C, 6.09%, 02/05/05               1,048,750       1,056,616
                                                            ---------------------------------------------------------------------
                   GOODYEAR TIRE & Rubber Co.               Term Loan ABL Tranche A,
                                                            6.14%, 03/31/06                            5,000,000       5,071,875
                                                            ---------------------------------------------------------------------
            HAYES LEMMERZ INTERNATIONAL, INC.               Term Loan, 5.99%, 06/03/09                 3,944,086       4,004,885
                                                            ---------------------------------------------------------------------
        J.L. FRENCH AUTOMOTIVE CASTINGS, INC.               First Lien Term Loan, 6.36%, 07/31/11      4,000,000       4,018,340
                                                            ---------------------------------------------------------------------
                         KEY AUTOMOTIVE GROUP               Term Loan B, 5.45%, 06/29/10               6,737,979       6,820,115

                                                            Term Loan C, 7.95%, 06/25/11               6,250,000       6,257,813
                                                            ---------------------------------------------------------------------
                  KEY PLASTICS HOLDINGS, INC.               Junior Secured Subordinated Notes,
                                                            18.32%, 04/26/07 (d)                          55,843          50,258

                                                            Senior Secured Subordinated Notes,
                                                            7.00%, 04/30/07 (d)                          101,433          81,146
                                                            ---------------------------------------------------------------------
         KEYSTONE AUTOMOTIVE INDUSTRIES, INC.               Term Loan, 4.67%, 10/30/09                   934,783         947,197
                                                            ---------------------------------------------------------------------
            MERIDIAN AUTOMOTIVE SYSTEMS, INC.               First Lien Term Loan, 6.72%, 04/28/10      3,486,216       3,266,863
                                                            ---------------------------------------------------------------------
                         PP ACQUISITION CORP.               Term Loan B, 4.81%, 08/16/11               2,000,000       1,995,000
                                                            ---------------------------------------------------------------------
                      SHILOH INDUSTRIES, INC.               Term Loan B, 6.18%, 01/14/09               3,482,500       3,499,913
                                                            ---------------------------------------------------------------------
                              STANADYNE CORP.               Term Loan, 3.90%, 08/02/10                 3,990,000       4,014,858
                                                            ---------------------------------------------------------------------
            TRW AUTOMOTIVE ACQUISITIONS CORP.               Term Loan D1, 4.13%, 02/28/11              2,491,826       2,520,083
                                                            ---------------------------------------------------------------------
                                                                                                AUTOMOTIVE TOTAL      49,476,434


BEVERAGE & TOBACCO - 1.8%
---------------------------------------------               ---------------------------------------------------------------------
                     CARIBBEAN RESTAURANT LLC               Tranche B, 4.85%, 06/30/09                 2,945,833       2,990,021
                                                            ---------------------------------------------------------------------
                    COMMONWEALTH BRANDS, INC.               Term Loan, 6.25%, 08/28/07                   968,542         984,280
                                                            ---------------------------------------------------------------------
         DR. PEPPER BOTTLING COMPANY OF TEXAS               Term Loan B, 4.47%, 12/19/10               5,379,658       5,470,439
                                                            ---------------------------------------------------------------------
                     DS WATERS ENTERPRISES LP               Term Loan, 4.83%, 11/07/09                 2,418,750       2,370,387
                                                            ---------------------------------------------------------------------
     SOUTHERN WINE & SPIRITS OF AMERICA, INC.               Term Loan B, 4.23%, 07/02/08               2,932,608       2,971,568
                                                            ---------------------------------------------------------------------
                   SUNNY DELIGHT BEVERAGE CO.               First Lien Term Loan, 6.78%, 08/20/10      2,000,000       2,005,000
                                                            ---------------------------------------------------------------------
                                                                                        BEVERAGE & TOBACCO TOTAL      16,791,695


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
BROADCAST RADIO & TELEVISION - 1.3%
---------------------------------------------               ---------------------------------------------------------------------
                 FREEDOM COMMUNICATIONS, INC.               Tranche B Term Loan, 3.98%, 05/18/12       2,000,000       2,034,380
                                                            ---------------------------------------------------------------------
                                GT BRANDS LLC               Term Loan, 9.75%, 09/30/07                 2,654,830       2,123,864
                                                            ---------------------------------------------------------------------
           SPANISH BROADCASTING SYSTEMS, INC.               Term Loan B, 5.23%, 10/30/09               4,342,188       4,412,748
                                                            ---------------------------------------------------------------------
                           WARNER MUSIC GROUP               Term Loan B, 5.21%, 02/28/11               2,977,500       3,027,209
                                                            ---------------------------------------------------------------------
                                                                              BROADCAST RADIO & TELEVISION TOTAL      11,598,201


BUILDING & DEVELOPMENT PRODUCTS - 0.2%
---------------------------------------------               ---------------------------------------------------------------------
                            NATG HOLDINGS LLC               Credit Linked Certificate of Deposit,
                                                            0.85%, 01/23/05 (d)                        1,039,745         842,194

                                                            Term Loan A, 6.51%, 01/23/09                 940,054         220,913

                                                            Term Loan B1, 7.05%, 01/23/10                684,740         160,914

                                                            Term Loan B2, 7.05%, 01/23/10                 72,363          58,614
                                                            ---------------------------------------------------------------------
                        NORTEK HOLDINGS, INC.               Term Loan, 4.73%, 08/27/11                   997,500       1,015,455
                                                            ---------------------------------------------------------------------
                                                                           BUILDING & DEVELOPMENT PRODUCTS TOTAL       2,298,090


BUSINESS EQUIPMENT & SERVICES - 4.4%
---------------------------------------------               ---------------------------------------------------------------------
                BRICKMAN GROUP HOLDINGS, INC.               Term Loan, 7.97%, 11/15/09                 4,777,778       4,765,833
                                                            ---------------------------------------------------------------------
                          HILLMAN GROUP, INC.               Term Loan B, 5.50%, 03/30/11               1,741,250       1,760,839
                                                            ---------------------------------------------------------------------
                                  KNOLL, INC.               Initial Term Loan, 5.05%, 09/30/11         3,500,000       3,545,955
                                                            ---------------------------------------------------------------------
                              OFFICEMAX, INC.               Tranche B Term Loan, 4.47%, 10/28/11       3,904,110       3,975,106

                                                            Tranche C Term Loan, 4.47%, 10/29/10       3,595,890       3,626,078
                                                            ---------------------------------------------------------------------
                     TRANSCORE HOLDINGS, INC.               Term Loan B, 5.47%, 01/05/08               2,638,955       2,642,254

                                                            Term Loan C, 5.46%, 01/05/08               3,953,000       3,957,941
                                                            ---------------------------------------------------------------------
                                    URS CORP.               Term Loan B, 3.94%, 08/22/08               1,324,391       1,332,258
                                                            ---------------------------------------------------------------------
               WASHINGTON GROUP INTERNATIONAL               Term Loan B, 2.11%, 10/03/07               9,600,000       9,648,000
                                                            ---------------------------------------------------------------------
                                  XEROX CORP.               New Term Loan, 3.73%, 09/30/08             5,000,000       5,046,100
                                                            ---------------------------------------------------------------------
                                                                             BUSINESS EQUIPMENT & SERVICES TOTAL      40,300,364


CABLE & SATELLITE TELEVISION - 9.5%
---------------------------------------------               ---------------------------------------------------------------------
               ATLANTIC BROADBAND FINANCE LLC               Term Loan B, 5.05%, 09/01/11               1,400,000       1,425,809
                                                            ---------------------------------------------------------------------
                   BRESNAN COMMUNICATIONS LLC               Term Loan B, 5.45%, 12/31/07               4,150,000       4,203,950
                                                            ---------------------------------------------------------------------
                   CENTURY CABLE HOLDINGS LLC               Discretionary Term Loan,
                                                            7.00%, 12/31/09                            3,500,000       3,478,125

                                                            Term Loan, 7.00%, 06/30/09                10,000,000       9,946,900
                                                            ---------------------------------------------------------------------
         CHARTER COMMUNICATIONS OPERATING LLC               Tranche B Term Loan, 5.38%, 04/27/11      11,970,000      11,951,566
                                                            ---------------------------------------------------------------------
                           CSC HOLDINGS, INC.               Revolver, 2.58%, 06/30/06 (c) (j)          2,000,000       1,623,836
                                                            ---------------------------------------------------------------------
                HILTON HEAD COMMUNICATIONS LP               Revolver, 4.75%, 09/30/07                 14,087,500      13,840,969
                                                            ---------------------------------------------------------------------
                 INSIGHT MIDWEST HOLDINGS LLC               Additional Term Loan, 4.56%, 12/31/09      1,985,000       2,021,117

                                                            Term Loan A, 3.69%, 06/30/09               1,820,000       1,821,711

                                                            Term Loan B, 4.75%, 12/31/09               2,977,500       3,031,676
                                                            ---------------------------------------------------------------------
                       MEDIACOM BROADBAND LLC               Term Loan B, 4.38%, 03/31/13               1,000,000       1,014,115
                                                            ---------------------------------------------------------------------
                MEDIACOM COMMUNICATIONS CORP.               Term Loan A, 3.20%, 03/31/10               3,960,000       3,946,397

                                                            Term Loan B, 4.36%, 09/30/10               1,995,000       2,023,159
                                                            ---------------------------------------------------------------------


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
November 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
CABLE & SATELLITE TELEVISION  (continued)
---------------------------------------------               ---------------------------------------------------------------------
                   OLYMPUS CABLE HOLDINGS LLC               Term Loan A, 6.00%, 06/30/10               9,500,000       9,332,088

                                                            Term Loan B, 6.75%, 09/30/10                 951,721         938,292
                                                            ---------------------------------------------------------------------
                    UPC FINANCING PARTNERSHIP               Term Loan C2, 7.38%, 03/31/09             11,442,500      11,637,938
                                                            ---------------------------------------------------------------------
                             WIDEOPENWEST LLC               Incremental Term Loan B,
                                                            6.48%, 06/22/11                            2,992,500       3,006,535

                                                            Term Loan B, 6.51%, 06/22/11               1,989,975       1,999,308
                                                            ---------------------------------------------------------------------
                                                                              CABLE & SATELLITE TELEVISION TOTAL      87,243,491


CHEMICALS/PLASTICS - 6.2%
---------------------------------------------               ---------------------------------------------------------------------
                                  BRENNTAG AG               Term Loan B2, 4.73%, 02/27/12              2,500,000       2,529,688
                                                            ---------------------------------------------------------------------
                                     CELANESE               Dollar Term Loan, 4.50%, 04/06/11          6,000,000       6,098,730

                                                            Term Loan C, 6.23%, 12/08/11               3,000,000       3,068,280
                                                            ---------------------------------------------------------------------
                            COFFEYVILLE, INC.               Term Loan, 6.95%, 05/10/10                 7,972,469       8,012,331
                                                            ---------------------------------------------------------------------
                             HUNTSMAN CO. LLC               Term Loan B, 5.67%, 03/31/10               7,000,000       7,054,670
                                                            ---------------------------------------------------------------------
                   HUNTSMAN INTERNATIONAL LLC               Dollar Term B Loan, 5.38%, 12/31/10        4,000,000       4,031,240
                                                            ---------------------------------------------------------------------
                               INNOPHOS, INC.               Tranche B Term Loan, 3.65%,
                                                            08/13/10 (c) (j)                           2,000,000       1,646,103
                                                            ---------------------------------------------------------------------
                                      INVISTA               Tranche B1, 4.81%, 04/29/11                3,297,058       3,338,272

                                                            Tranche B2, 4.81%, 04/29/11                1,452,941       1,471,103
                                                            ---------------------------------------------------------------------
                KRATON POLYMERS GROUP OF COS.               Term Loan, 4.40%, 12/23/10                 4,064,088       4,121,250
                                                            ---------------------------------------------------------------------
                                    NALCO CO.               Term Loan A, 4.52%, 11/04/09               2,188,782       2,212,859

                                                            Term Loan B, 4.00%, 11/04/10               1,997,656       2,018,731
                                                            ---------------------------------------------------------------------
                               POLYPORE, INC.               Term Loan, 4.53%, 11/12/11                 1,995,000       2,029,913
                                                            ---------------------------------------------------------------------
             ROCKWOOD SPECIALTIES GROUP, INC.               Tranche B Term Loan, 4.63%, 07/30/12       2,000,000       2,018,220
                                                            ---------------------------------------------------------------------
                            SUPRESTA U.S. LLC               Term Loan B, 4.98%, 06/21/11               2,992,500       3,044,869
                                                            ---------------------------------------------------------------------
               WADDINGTON NORTH AMERICA, INC.               Term Loan B, 5.29%, 04/07/11               4,410,000       4,350,751
                                                            ---------------------------------------------------------------------
                                                                                        CHEMICALS/PLASTICS TOTAL      57,047,010


CLOTHING/TEXTILES - 1.2%
---------------------------------------------               ---------------------------------------------------------------------
                          POLYMER GROUP, INC.               First Lien Term Loan, 5.21%, 04/27/10      3,528,125       3,561,642

                                                            Second Lien Term Loan, 8.21%, 04/27/11     3,000,000       3,030,000
                                                            ---------------------------------------------------------------------
                     SPRINGS INDUSTRIES, INC.               Term Loan B, 6.00%, 09/05/08               4,098,988       4,131,022
                                                            ---------------------------------------------------------------------
                                                                                         CLOTHING/TEXTILES TOTAL      10,722,664


CONGLOMERATE - 1.5%
---------------------------------------------               ---------------------------------------------------------------------
                        APPLETON PAPERS, INC.               Term Loan, 4.56%, 06/11/10                 3,491,250       3,540,703
                                                            ---------------------------------------------------------------------
                                  JASON, INC.               Term Loan B, 6.63%, 06/30/07               2,070,792       2,101,854
                                                            ---------------------------------------------------------------------
                            LANGUAGE LINE LCC               Term Loan B, 6.16%, 06/10/11               2,960,526       3,001,248
                                                            ---------------------------------------------------------------------
                          MUELLER GROUP, INC.               New Term Loan, 5.10%, 04/23/11             2,645,872       2,667,369
                                                            ---------------------------------------------------------------------
       YOUTH & FAMILY CENTERED SERVICES, INC.               Term Loan B, 5.94%, 05/28/11               2,992,500       2,992,500
                                                            ---------------------------------------------------------------------
                                                                                              CONGLOMERATE TOTAL      14,303,674


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
CONTAINER/GLASS PRODUCTS - 3.0%
---------------------------------------------               ---------------------------------------------------------------------
                         BERRY PLASTICS CORP.               Term Loan, 4.22%, 06/30/10                 1,814,438       1,839,386
                                                            ---------------------------------------------------------------------
               CONSOLIDATED CONTAINER CO. LLC               Term Loan, 5.12%, 12/15/08                 3,491,250       3,534,891
                                                            ---------------------------------------------------------------------
                   GRAHAM PACKAGING CO., INC.               Term Loan B, 4.63%, 10/07/11               7,500,000       7,623,900
                                                            ---------------------------------------------------------------------
        GRAPHIC PACKAGING INTERNATIONAL, INC.               Term Loan B, 4.52%, 08/09/10               2,875,433       2,926,946
                                                            ---------------------------------------------------------------------
                             KERR GROUP, INC.               Term Loan, 5.48%, 08/13/10                 1,288,115       1,302,439
                                                            ---------------------------------------------------------------------
                     PRECISE TECHNOLOGY, INC.               First Lien Term Loan, 5.00%, 03/31/11      1,990,000       2,003,064
                                                            ---------------------------------------------------------------------
                        REDDY ICE GROUP, INC.               Term Loan, 4.68%, 08/17/09                   742,500         749,461
                                                            ---------------------------------------------------------------------
                     SOLA INTERNATIONAL, INC.               Term Loan, 4.48%, 12/11/09                 1,218,750       1,233,984
                                                            ---------------------------------------------------------------------
                               SOLO CUP, INC.               Term Loan, 4.53%, 02/27/11                 5,955,000       6,052,513
                                                            ---------------------------------------------------------------------
                                                                                  CONTAINER/GLASS PRODUCTS TOTAL      27,266,584

COSMETICS/TOILETRIES - 1.1%
---------------------------------------------               ---------------------------------------------------------------------
                    AMERICAN SAFETY RAZOR CO.               Tranche B, 5.71%, 04/29/11                 1,990,000       1,999,950
                                                            ---------------------------------------------------------------------
                    CHURCH & DWIGHT CO., INC.               Tranche B, 3.93%, 05/30/11                 1,995,000       2,019,938
                                                            ---------------------------------------------------------------------
                       JOHNSON DIVERSEY, INC.               Term Loan B, 4.43%, 11/03/09               4,309,938       4,382,689
                                                            ---------------------------------------------------------------------
               REVLON CONSUMER PRODUCTS CORP.               Term Loan, 8.00%, 07/09/10                 2,000,000       2,043,340
                                                            ---------------------------------------------------------------------
                                                                                      COSMETICS/TOILETRIES TOTAL      10,445,917


DIVERSIFIED MANUFACTURING - 0.0%
---------------------------------------------               ---------------------------------------------------------------------
                      TYCO INTERNATIONAL LTD.               Revolver, 0.15%, 12/22/06 (c) (j)         10,000,000         (14,710)
                                                            ---------------------------------------------------------------------
                                                                                 DIVERSIFIED MANUFACTURING TOTAL         (14,710)

ECOLOGICAL SERVICE & EQUIPMENT - 1.3%
---------------------------------------------               ---------------------------------------------------------------------
             ALLIED WASTE NORTH AMERICA, INC.               Term Loan D, 4.54%, 01/15/10               1,574,322       1,596,291

                                                            Tranche A, 4.59%, 01/15/10                 4,709,571       4,772,044
                                                            ---------------------------------------------------------------------
      ENVIRONMENTAL SYSTEMS PRODUCTS HOLDINGS               Second Lien, 12.13%, 12/12/10              4,500,000       4,668,750
                                                            ---------------------------------------------------------------------
                   SYNAGRO TECHNOLOGIES, INC.               Term Loan, 5.61%, 05/07/07                   785,962         789,891
                                                            ---------------------------------------------------------------------
                                                                            ECOLOGICAL SERVICE & EQUIPMENT TOTAL      11,826,976


ELECTRONIC/ELECTRIC - 2.8%
---------------------------------------------               ---------------------------------------------------------------------
             BRIDGE INFORMATION SYSTEMS, INC.               Multidraw Term Loan,
                                                            6.75%, 07/07/13 (e)                          508,890          77,606
                                                            ---------------------------------------------------------------------
 COMSYS INFORMATION TECHNOLOGY SERVICES, INC.               Second Lien Term Loan,
                                                            10.00%, 04/30/10                           3,000,000       3,000,000
                                                            ---------------------------------------------------------------------
         INVENSYS INTERNATIONAL HOLDINGS LTD.               Term Loan B1, 5.48%, 09/05/09              3,460,025       3,489,003
                                                            ---------------------------------------------------------------------
                                  ITRON, INC.               Term Loan B, 4.25%, 06/28/11                 889,392         898,286
                                                            ---------------------------------------------------------------------
                       ON SEMICONDUCTOR CORP.               Term Loan F, 4.75%, 08/04/09               4,209,739       4,217,632
                                                            ---------------------------------------------------------------------
            SEAGATE TECHNOLOGY HOLDINGS, INC.               Term Loan B, 4.31%, 05/31/07               3,920,000       3,970,470
                                                            ---------------------------------------------------------------------
                    TRANSFIRST HOLDINGS, INC.               Second Lien Term Loan, 9.20%, 03/31/11     2,250,000       2,297,756
                                                            ---------------------------------------------------------------------
                                    UGS CORP.               Term Loan B, 4.46%, 05/27/11               1,496,250       1,524,305
                                                            ---------------------------------------------------------------------
                               VERIFONE, INC.               Second Lien Term Loan, 8.13%, 12/31/11     1,000,000       1,020,000
                                                            ---------------------------------------------------------------------
                             VIASYSTEMS, INC.               Tranche B Term Loan, 6.49%, 09/30/09       5,000,000       5,048,975
                                                            ---------------------------------------------------------------------
                                                                                       ELECTRONIC/ELECTRIC TOTAL      25,544,033


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
EQUIPMENT LEASING - 0.8%
---------------------------------------------               ---------------------------------------------------------------------
             NATIONAL EQUIPMENT SERVICE, INC.               Second Lien Term Loan,
                                                            7.84%, 08/17/10                            1,496,250       1,503,731
                                                            ---------------------------------------------------------------------
                         UNITED RENTALS, INC.               Delayed Draw Term Loan B,
                                                            4.44%, 02/14/11                            5,804,167       5,876,719
                                                            ---------------------------------------------------------------------
                                                                                         EQUIPMENT LEASING TOTAL       7,380,450


FARMING/AGRICULTURE - 0.5%
---------------------------------------------               ---------------------------------------------------------------------
                                   AGCO CORP.               Term Loan, 3.96%, 01/31/06                 4,603,333       4,688,219
                                                            ---------------------------------------------------------------------
                                                                                       FARMING/AGRICULTURE TOTAL       4,688,219


FINANCIAL INTERMEDIARIES - 0.3%
---------------------------------------------               ---------------------------------------------------------------------
                           FINOVA GROUP, INC.               Term Loan B, 7.50%, 11/15/09 (f)           1,642,500         796,613
                                                            ---------------------------------------------------------------------
                            METRIS COS., INC.               Term Loan, 11.34%, 05/06/07                1,666,667       1,756,250
                                                            ---------------------------------------------------------------------
                                                                                  FINANCIAL INTERMEDIARIES TOTAL       2,552,863


FOOD PRODUCTS - 3.3%
---------------------------------------------               ---------------------------------------------------------------------
                  AMERICAN SEAFOODS GROUP LLC               Term Loan B, 5.09%, 03/31/09               2,994,341       3,025,527
                                                            ---------------------------------------------------------------------
                           DOANE PET CARE CO.               Term Loan, 6.31%, 11/05/09                 2,000,000       2,033,750
                                                            ---------------------------------------------------------------------
                    INTERSTATE BAKERIES CORP.               Revolver, 09/22/06 (b)                     7,500,000       7,378,125
                                                            ---------------------------------------------------------------------
                      INTERSTATE BRANDS CORP.               Term Loan C, 5.93%, 07/19/07               1,959,596       1,885,131

                                                            Tranche A, 6.01%, 07/19/06                 1,875,000       1,817,194
                                                            ---------------------------------------------------------------------
                              LUIGINO'S, INC.               Term Loan B, 4.98%, 04/02/11               4,194,643       4,194,643
                                                            ---------------------------------------------------------------------
                                 MERISANT CO.               Term Loan B, 4.88%, 01/11/10               1,105,993       1,111,871
                                                            ---------------------------------------------------------------------
                           PIERRE FOODS, INC.               Term Loan B, 4.48%, 06/30/10               1,895,000       1,915,930
                                                            ---------------------------------------------------------------------
                 PINNACLE FOODS HOLDING CORP.               Delayed Draw Term Loan,
                                                            4.76%, 11/25/10                            7,164,000       7,178,579
                                                            ---------------------------------------------------------------------
                                                                                             FOOD PRODUCTS TOTAL      30,540,750


FOOD/DRUG RETAILERS - 1.3%
---------------------------------------------               ---------------------------------------------------------------------
                    ATKINS NUTRITIONALS, INC.               First Lien Term Loan, 5.23%, 10/29/09      1,895,000       1,607,595
                                                            ---------------------------------------------------------------------
                          MICHAEL FOODS, INC.               Floater Term Loan, 6.59%, 11/20/11         3,000,000       3,089,070

                                                            Term Loan, 5.02%, 11/21/10                 4,950,000       5,027,344
                                                            ---------------------------------------------------------------------
                  NELLSON NUTRACEUTICAL, INC.               Second Lien Term Loan,
                                                            7.48%, 04/02/10                            3,000,000       2,565,000
                                                            ---------------------------------------------------------------------
                                                                                       FOOD/DRUG RETAILERS TOTAL      12,289,009


FOOD SERVICES - 0.8%
---------------------------------------------               ---------------------------------------------------------------------
                                BUFFETS, INC.               Synthetic Letter of Credit,
                                                            3.60%, 06/28/09                              466,600         469,516

                                                            Term Loan, 5.48%, 06/28/09                 3,358,280       3,375,071
                                                            ---------------------------------------------------------------------
                                CARROLS CORP.               Term Loan B, 6.25%, 12/31/07               1,286,158       1,297,946
                                                            ---------------------------------------------------------------------
                               DOMINO'S, INC.               New Term Loan, 3.75%, 06/25/10             2,617,204       2,644,463
                                                            ---------------------------------------------------------------------
                                                                                             FOOD SERVICES TOTAL       7,786,996


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
FOREST PRODUCTS - 1.5%
---------------------------------------------               ---------------------------------------------------------------------
                           RLC INDUSTRIES CO.               Term Loan B, 4.21%, 02/26/10               2,743,750       2,764,328
                                                            ---------------------------------------------------------------------
                SMURFIT-STONE CONTAINER CORP.               Credit Linked Certificate of Deposit,
                                                            1.92%, 11/01/10                              654,975         666,028

                                                            Tranche B, 4.06%, 11/01/11                 5,234,431       5,291,277

                                                            Tranche C, 4.06%, 11/01/11                 1,610,594       1,627,457
                                                            ---------------------------------------------------------------------
                             SP NEWSPRINT CO.               Term Loan B, 5.19%, 01/09/08               1,044,167      1 ,065,233

                                                            Term Loan B Letter of Credit,
                                                            2.10%, 01/08/10                            1,933,333       1,972,338
                                                            ---------------------------------------------------------------------
                                                                                           FOREST PRODUCTS TOTAL      13,386,661


HEALTH CARE - 7.0%
---------------------------------------------               ---------------------------------------------------------------------
                       ALLIANCE IMAGING, INC.               Term Loan A, 3.50%, 11/02/06                 758,588         751,950

                                                            Tranche C Term Loan, 4.50%, 06/10/08       1,721,547       1,722,622
                                                            ---------------------------------------------------------------------
                     ALPHARMA OPERATING CORP.               Term Loan B, 5.22%, 10/05/08               4,884,985       4,923,918
                                                            ---------------------------------------------------------------------
                              AMERIPATH, INC.               Term Loan, 5.43%, 03/27/10                 3,220,000       3,244,150
                                                            ---------------------------------------------------------------------
                       ARDENT HEALTH SERVICES               Term Loan, 6.00%, 08/12/11                 3,000,000       3,011,250
                                                            ---------------------------------------------------------------------
                           DADE BEHRING, INC.               Term Loan B, 4.25%, 10/03/08                 806,181         810,211
                                                            ---------------------------------------------------------------------
                                 DAVITA, INC.               Term Loan B, 4.06%, 03/31/09               1,973,064       2,000,332
                                                            ---------------------------------------------------------------------
                           DJ ORTHOPEDICS LLC               Term Loan, 4.16%, 05/15/09                   721,875         729,545
                                                            ---------------------------------------------------------------------
                    EDUCATE OPERATING CO. LLC               Term Loan, 4.98%, 03/31/11                   700,882         708,767
                                                            ---------------------------------------------------------------------
                        EXPRESS SCRIPTS, INC.               Tranche B Term Loan, 3.70%, 02/13/10       2,992,481       3,018,037
                                                            ---------------------------------------------------------------------
                           FHC HEALTH SYSTEMS               Delayed Draw Term Loan, 9.79%, 10/31/06    1,300,000       1,313,000

                                                            Initial Term Loan, 7.79%, 10/31/06         1,857,143       1,875,714
                                                            ---------------------------------------------------------------------
                HANGER ORTHOPEDIC GROUP, INC.               Term Loan B, 5.48%, 09/30/09               2,556,417       2,562,808
                                                            ---------------------------------------------------------------------
                            HEALTHSOUTH CORP.               Term Loan, 10.38%, 01/16/11                2,600,000       2,769,000
                                                            ---------------------------------------------------------------------
                INSIGHT HEALTH SERVICES CORP.               Term Loan B, 5.47%, 10/17/08 (g)           4,341,831       4,379,822
                                                            ---------------------------------------------------------------------
                       JEAN COUTU GROUP, INC.               Term Loan B, 4.44%, 07/30/11               4,488,750       4,567,550

                                                            Term Loan B, 07/30/11(b)                   1,000,000       1,017,555
                                                            ---------------------------------------------------------------------
                       KINETIC CONCEPTS, INC.               Term Loan B1, 3.98%, 08/11/10                918,229         929,514
                                                            ---------------------------------------------------------------------
                     KNOWLEDGE LEARNING CORP.               Term Loan B, 5.47%, 05/15/10               4,758,807       4,785,575
                                                            ---------------------------------------------------------------------
                              MEDASSETS, INC.               Second Lien Term Loan, 11.98%, 06/16/08      500,000         510,000

                                                            Senior Term Loan, 6.73%, 03/16/09            850,312         862,004
                                                            ---------------------------------------------------------------------
                              MEDPOINTE, INC.               Term Loan B, 7.45%, 09/30/08               3,114,962       3,138,324
                                                            ---------------------------------------------------------------------
                              MULTIPLAN, INC.               Term Loan, 4.73%, 03/04/09                 4,477,500       4,533,469
                                                            ---------------------------------------------------------------------
                  ORTHOFIX INTERNATIONAL N.V.               Term Loan B, 4.72%, 12/30/08               1,459,659       1,477,000
                                                            ---------------------------------------------------------------------
              PACIFICARE HEALTH SYSTEMS, INC.               Term Loan, 4.26%, 06/03/08                 1,234,375       1,245,694
                                                            ---------------------------------------------------------------------
                QUINTILES TRANSNATIONAL CORP.               Term Loan B, 6.23%, 09/25/09               1,237,500       1,257,609
                                                            ---------------------------------------------------------------------
                       SKILLED HEALTHCARE LLC               First Lien Term Loan B, 4.90%, 07/31/10    3,491,250       3,532,709
                                                            ---------------------------------------------------------------------
               SUNRISE MEDICAL HOLDINGS, INC.               Term Loan B-1, 5.05%, 05/13/10             1,971,319       1,995,960
                                                            ---------------------------------------------------------------------
                      VWR INTERNATIONAL, INC.               Term Loan B, 4.58%, 04/07/11                 915,333         933,182
                                                            ---------------------------------------------------------------------
                                                                                               HEALTH CARE TOTAL      64,607,271


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
HOME FURNISHINGS - 1.2%
---------------------------------------------               ---------------------------------------------------------------------
                           HOLMES GROUP, INC.               First Lien Term Loan, 5.35%, 11/08/10      2,992,500       3,022,425

                                                            Second Lien Term Loan, 9.66%, 05/06/11     2,000,000       2,020,000
                                                            ---------------------------------------------------------------------
                 HOME INTERIORS & GIFTS, INC.               Term Loan, 6.42%, 03/31/11                 2,460,938       2,303,290
                                                            ---------------------------------------------------------------------
                                 JARDEN CORP.               Term Loan B, 4.23%, 04/24/08               1,237,500       1,239,827
                                                            ---------------------------------------------------------------------
                           SEALY MATTRESS CO.               Term Loan C, 4.38%, 04/06/12               2,517,857       2,556,683
                                                            ---------------------------------------------------------------------
                                                                                          HOME FURNISHINGS TOTAL      11,142,225


INDUSTRIAL EQUIPMENT - 0.9%
---------------------------------------------               ---------------------------------------------------------------------
                   BLOUNT INTERNATIONAL, INC.               Term Loan B, 4.88%, 08/09/10               1,995,000       2,022,431
                                                            ---------------------------------------------------------------------
                  BUCYRUS INTERNATIONAL, INC.               Term Loan, 4.09%, 07/28/10                 1,975,000       2,009,563
                                                            ---------------------------------------------------------------------
                             COPPERWELD CORP.               Term Loan, 6.68%, 12/16/11                 1,191,000       1,196,955
                                                            ---------------------------------------------------------------------
                                DRESSER, INC.               Term Loan C, 4.71%, 04/10/09               1,098,325       1,113,427
                                                            ---------------------------------------------------------------------
                                  TEREX CORP.               Term Loan, 4.25%, 07/03/09                 1,611,439       1,633,597
                                                            ---------------------------------------------------------------------
                                                                                      INDUSTRIAL EQUIPMENT TOTAL       7,975,973


INSURANCE - 1.7%
---------------------------------------------               ---------------------------------------------------------------------
                                CONSECO, INC.               Term Loan, 5.68%, 06/22/10                 9,975,000      10,193,203
                                                            ---------------------------------------------------------------------
                 MITCHELL INTERNATIONAL, INC.               Second Lien Term Loan, 8.25%, 08/15/12     2,992,500       3,007,462
                                                            ---------------------------------------------------------------------
                  WELLCARE HEALTH PLANS, INC.               Term Loan, 6.49%, 05/13/09                 1,995,000       2,002,481
                                                            ---------------------------------------------------------------------
                                                                                                 INSURANCE TOTAL      15,203,146


LEISURE GOODS/ACTIVITIES/MOVIES - 4.2%
---------------------------------------------               ---------------------------------------------------------------------
                  AMF BOWLING WORLDWIDE, INC.               Term Loan B, 5.30%, 08/27/09               4,804,171       4,853,726
                                                            ---------------------------------------------------------------------
                        AMSCAN HOLDINGS, INC.               Term Loan B, 4.72%, 04/30/12               2,992,500       3,029,906
                                                            ---------------------------------------------------------------------
              BLOCKBUSTER ENTERTAINMENT CORP.               Term Loan B, 4.83%, 08/19/11               7,000,000       6,981,065
                                                            ---------------------------------------------------------------------
                        CARMIKE CINEMAS, INC.               Sr. Secured 2nd Priority Term Loan,
                                                            5.23%, 02/02/09                            4,631,667       4,730,090
                                                            ---------------------------------------------------------------------
                           CINEMARK USA, INC.               Tranche C Term Loan, 4.35%, 03/31/11       2,487,500       2,521,703
                                                            ---------------------------------------------------------------------
                  CNL HOSPITALITY PARTNERS LP               First Lien Term Loan, 4.62%, 09/09/06      2,500,000       2,500,000

                                                            Second Lien Term Loan, 4.62%, 09/09/06     2,500,000       2,500,000
                                                            ---------------------------------------------------------------------
            METRO-GOLDWYN-MAYER STUDIOS, INC.               Term Loan B, 4.48%, 04/30/11               2,000,000       2,009,250
                                                            ---------------------------------------------------------------------
                          REGAL CINEMAS, INC.               Term Loan, 4.23%, 11/10/10                 5,788,638       5,862,790
                                                            ---------------------------------------------------------------------
                  SIX FLAGS THEME PARKS, INC.               Term Loan B, 4.57%, 06/30/09               1,580,563       1,592,418
                                                            ---------------------------------------------------------------------
                             WALLACE THEATERS               First Lien Term Loan, 5.23%, 07/31/09      1,995,000       2,027,419
                                                            ---------------------------------------------------------------------
                                                                           LEISURE GOODS/ACTIVITIES/MOVIES TOTAL      38,608,367


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN, INTERESTS (A) (CONTINUED)
LODGING & CASINOS - 2.8%
---------------------------------------------               ---------------------------------------------------------------------
                        ALLIANCE GAMING CORP.               Term Loan, 3.54%, 09/04/09                 4,517,671       4,569,421
                                                            ---------------------------------------------------------------------
                      AMERISTAR CASINOS, INC.               Term Loan B1, 4.00%, 12/20/06                707,402         718,604
                                                            ---------------------------------------------------------------------
                GREEN VALLEY RANCH GAMING LLC               Term Loan B, 4.73%, 12/24/10               3,970,000       4,029,550
                                                            ---------------------------------------------------------------------
                                    OPBIZ LLC               Term Loan A, 4.81%, 09/01/10               7,240,655       6,999,288

                                                            Term Loan B, 5.98%, 09/01/10                  16,828          16,267
                                                            ---------------------------------------------------------------------
                   VENETIAN CASINO RESORT LLC               Delayed Draw Term Loan B, 0.75%,
                                                            06/15/11 (c) (j)                             681,818          11,506

                                                            Term Loan B, 4.29%, 06/15/11               4,318,182       4,391,051
                                                            ---------------------------------------------------------------------
                  WYNDHAM INTERNATIONAL, INC.               Term Loan I, 6.88%, 06/30/06               4,607,789       4,629,169
                                                            ---------------------------------------------------------------------
                                                                                         LODGING & CASINOS TOTAL      25,364,856


NONFERROUS METALS/MINING - 0.1%
---------------------------------------------               ---------------------------------------------------------------------
                             J W ALUMINUM CO.               First Lien Term Loan, 5.56%, 10/20/10      1,000,000       1,016,250
                                                            ---------------------------------------------------------------------
                                                                                  NONFERROUS METALS/MINING TOTAL       1,016,250


OIL/GAS - 3.3%
---------------------------------------------               ---------------------------------------------------------------------
                                     ALON USA               Term Loan, 10.00%, 12/12/08                5,000,000       5,150,000
                                                            ---------------------------------------------------------------------
                          ATP OIL & GAS CORP.               First Additional Term Loan,
                                                            8.46%, 03/31/09                            7,000,000       7,105,000

                                                            First Lien Term Loan, 8.84%, 03/29/09      1,990,002       2,019,852
                                                            ---------------------------------------------------------------------
                         BELDEN & BLAKE CORP.               Term Loan, 6.50%, 06/30/11                 4,488,750       4,564,498
                                                            ---------------------------------------------------------------------
                                EL PASO CORP.               Deposit Accounts, 11/23/09 (b)             3,500,000       3,471,562

                                                            Term Loan, 11/23/09 (b)                    3,500,000       3,508,942
                                                            ---------------------------------------------------------------------
                     LA GRANGE ACQUISITION LP               Term Loan, 4.84%, 01/18/08                 1,000,000       1,018,125
                                                            ---------------------------------------------------------------------
               MAGELLAN MIDSTREAM HOLDINGS LP               Tranche B, 4.65%, 06/17/08                   903,635         917,189
                                                            ---------------------------------------------------------------------
                       TESORO PETROLEUM CORP.               Initial Term Loan, 7.59%, 04/15/08         1,552,000       1,604,380
                                                            ---------------------------------------------------------------------
                      WESTERN REFINING CO. LP               Term Loan, 5.71%, 08/28/08                 1,380,000       1,400,700
                                                            ---------------------------------------------------------------------
                                                                                                   OIL/GAS TOTAL      30,760,248

PUBLISHING - 2.7%
---------------------------------------------               ---------------------------------------------------------------------
                 ADAMS OUTDOOR ADVERTISING LP               First Lien Term Loan, 4.33%, 10/15/11      3,241,875       3,289,158
                                                            ---------------------------------------------------------------------
                           DEX MEDIA EAST LLC               Term Loan A, 3.97%, 11/08/08               6,553,393       6,626,299

                                                            Term Loan B, 4.12%, 05/08/09               1,204,957       1,218,362
                                                            ---------------------------------------------------------------------
                           DEX MEDIA WEST LLC               Term Loan A, 4.15%, 09/09/09               2,379,213       2,405,682
                                                            ---------------------------------------------------------------------
                         DIMAC HOLDINGS, INC.               Term Loan A, 15.00%, 12/31/05 (e)            246,193           2,206

                                                            Term Loan B, 10.00%, 12/31/49 (e)             65,687           1,971
                                                            ---------------------------------------------------------------------
               DIMAC MARKETING PARTNERS, INC.               Revolver, 7.00%, 0711/13 (e)                  27,443             137

                                                            Term Loan B, 7.00%, 01/01/05 (e)             159,403           4,782
                                                            ---------------------------------------------------------------------
                             JOSTENS IH CORP.               Tranche B, 4.54%, 10/04/11                 3,000,000       3,043,830
                                                            ---------------------------------------------------------------------
                                  RELIZON CO.               Term Loan, 5.38%, 02/20/11                 1,315,559       1,328,715
                                                            ---------------------------------------------------------------------
                         R.H. DONNELLEY CORP.               Term Loan B2, 4.16%, 06/30/11              1,995,000       2,018,002
                                                            ---------------------------------------------------------------------
                               SUN MEDIA CORP               Term Loan B, 3.68%, 02/07/09               1,310,706       1,320,950
                                                            ---------------------------------------------------------------------
                  TRANSWESTERN PUBLISHING CO.               First Lien Term Loan, 4.12%, 02/25/11      3,220,000       3,258,237
                                                            ---------------------------------------------------------------------
                                                                                                PUBLISHING TOTAL      24,518,331


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
REAL ESTATE INVESTMENT TRUST - 2.7%
---------------------------------------------               ---------------------------------------------------------------------
              GENERAL GROWTH PROPERTIES, INC.               Tranche B Term Loan, 4.53%, 11/12/08      20,000,000      20,098,200
                                                            ---------------------------------------------------------------------
                STRATEGIC HOTEL CAPITAL, INC.               Term Loan B2, 4.60%, 07/09/06              5,000,000       5,059,500
                                                            ---------------------------------------------------------------------
                                                                              REAL ESTATE INVESTMENT TRUST TOTAL      25,157,700


RETAILERS - 0.2%
---------------------------------------------               ---------------------------------------------------------------------
               PRESTIGE BRANDS HOLDINGS, INC.               Tranche B, 4.86%, 04/06/11                 1,990,000       2,014,258
                                                            ---------------------------------------------------------------------
                                                                                                 RETAILERS TOTAL       2,014,258


STEEL - 0.3%
---------------------------------------------               ---------------------------------------------------------------------
                   THE TECHS INDUSTRIES, INC.               Term Loan, 4.46%, 01/14/10                 2,925,000       2,935,969
                                                            ---------------------------------------------------------------------
                                                                                                     STEEL TOTAL       2,935,969


SURFACE TRANSPORT - 2.8%
---------------------------------------------               ---------------------------------------------------------------------
                AMERICAN COMMERCIAL LINES LLC               Term Loan A, 6.31%, 06/30/05                 666,101         683,586

                                                            Term Loan B, 6.63%, 06/30/06               1,015,904       1,041,302

                                                            Term Loan C, 6.88%, 06/30/07               1,796,849       1,844,016
                                                            ---------------------------------------------------------------------
                      COMCAR INDUSTRIES, INC.               Term Loan B, 7.13%, 01/15/10               4,962,500       4,937,688
                                                            ---------------------------------------------------------------------
                           HELM HOLDING CORP.               Term Loan B, 5.06%, 07/02/10               5,000,000       5,076,050
                                                            ---------------------------------------------------------------------
                     LAIDLAW INVESTMENTS LTD.               Term Loan B, 5.96%, 06/19/09               4,263,648       4,324,959
                                                            ---------------------------------------------------------------------
                    PACER INTERNATIONAL, INC.               New Term Loan, 4.57%, 06/10/10               615,686         624,537
                                                            ---------------------------------------------------------------------
                  QUALITY DISTRIBUTION,  INC.               Term Loan, 5.07%, 11/13/09                 2,950,025       2,903,931
                                                            ---------------------------------------------------------------------
                      TRANSPORT INDUSTRIES LP               Term Loan B, 6.00%, 06/13/10               2,899,500       2,904,937
                                                            ---------------------------------------------------------------------
                                    TTI, INC.               Term Loan, 5.88%, 03/14/09                 1,641,750       1,654,744
                                                            ---------------------------------------------------------------------
                                                                                         SURFACE TRANSPORT TOTAL      25,995,750


TELECOMMUNICATIONS/CELLULAR - 2.0%
---------------------------------------------               ---------------------------------------------------------------------
                         CELLULAR SOUTH, INC.               Term Loan, 4.31%, 05/04/11                 2,992,500       3,050,480
                                                            ---------------------------------------------------------------------
            CONSOLIDATED COMMUNICATIONS, INC.               Term Loan C, 4.61%, 10/14/11               4,983,333       5,033,166
                                                            ---------------------------------------------------------------------
                DOBSON CELLULAR SYSTEMS, INC.               Revolver, 0.63%, 12/31/05 (c) (j)            625,000         (25,781)
                                                            ---------------------------------------------------------------------
                                  QWEST CORP.               Term Loan B, 6.95%, 06/30/10              10,000,000      10,037,500
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS/CELLULAR TOTAL      18,095,365


TELECOMMUNICATIONS/COMBINATION - 4.1%
---------------------------------------------               ---------------------------------------------------------------------
 ALASKA COMMUNICATIONS SYSTEMS HOLDINGS, INC.               Term Loan, 5.25%, 02/14/09                 1,736,875       1,744,474
                                                            ---------------------------------------------------------------------
            CENTENNIAL CELLULAR OPERATING CO.               Tranche Term Loan, 4.95%, 02/09/11         4,138,725       4,200,785

                                                            Revolver, 0.50%, 02/09/11 (c) (j)          2,250,000          (1,406)
                                                            ---------------------------------------------------------------------
                 LEVEL 3 COMMUNICATIONS, INC.               Term Loan B, 11/30/11 (b) (d)              5,000,000       5,125,000
                                                            ---------------------------------------------------------------------
                      NEW SKIES SATELLITES NV               Term Loan, 6.50%, 05/04/11                 4,000,000       4,066,680
                                                            ---------------------------------------------------------------------
                     NEXTEL FINANCE CO., INC.               Term Loan E, 4.19%, 12/15/10              14,564,726      14,595,021
                                                            ---------------------------------------------------------------------
                                    NTL, INC.               Tranche B Term Loan, 5.20%, 04/14/12       3,000,000       3,039,840
                                                            ---------------------------------------------------------------------
                               PANAMSAT CORP.               Term Loan B, 4.88%, 08/20/11               4,962,349       5,011,824
                                                            ---------------------------------------------------------------------
                                                                            TELECOMMUNICATIONS/COMBINATION TOTAL      37,782,218

INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
VARIABLE RATE SENIOR LOAN INTERESTS (A) (CONTINUED)
TELECOMMUNICATIONS WIRELESS - 1.2%
---------------------------------------------               ---------------------------------------------------------------------
              NEXTEL PARTNERS OPERATING CORP.               Term Loan C, 4.31%, 05/31/11               6,500,000       6,602,928
                                                            ---------------------------------------------------------------------
                     SBA SENIOR FINANCE, INC.               Term Loan C, 5.85%, 12/31/04                 276,923         280,211

                                                            Term Loan C, 5.54%, 10/31/08               4,211,827       4,253,945
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS WIRELESS TOTAL      11,137,084


TELECOMMUNICATIONS WIRELINE - 0.8%
---------------------------------------------               ---------------------------------------------------------------------
     VALOR TELECOMMUNICATIONS ENTERPRISES LLC               Second Lien Term Loan B,
                                                            9.93%, 11/03/11                            1,000,000       1,015,000

                                                            Tranche B Term Loan B,
                                                            5.68%, 11/10/11                            6,000,000       6,075,750
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS WIRELINE TOTAL       7,090,750

UTILITIES - 6.4%
---------------------------------------------               ---------------------------------------------------------------------
                       ALLEGHENY ENERGY, INC.               Term Advances, 5.00%, 03/08/11             3,500,000       3,563,437
                                                            ---------------------------------------------------------------------
                           ASTORIA ENERGY LLC               First Lien Term Loan, 6.99%, 04/15/12      7,000,000       7,166,250
                                                            ---------------------------------------------------------------------
                                CALPINE CORP.               Second Lien, 7.82%, 07/16/07               6,616,250       5,789,219
                                                            ---------------------------------------------------------------------
                     CENTERPOINT ENERGY, INC.               Term Loan, 5.56%, 10/07/06                 6,935,076       6,967,290
                                                            ---------------------------------------------------------------------
                            INFRASOURCE, INC.               Term Loan, 4.98%, 09/30/10                 1,958,855       1,978,443
                                                            ---------------------------------------------------------------------
                                    IPM EAGLE               Term Loan, 0.50%, 10/15/05 (c) (d) (j)     5,000,000               -
                                                            ---------------------------------------------------------------------
                      MIDWEST GENERATIONS LLC               Term Loan, 5.44%, 04/27/11                 2,985,000       3,037,984
                                                            ---------------------------------------------------------------------
                  MISSION ENERGY HOLDINGS CO.               Term Loan, 7.00%, 12/11/06                   437,500         447,891

                                                            Term Loan B, 9.52%, 07/02/06               9,253,246       9,715,909
                                                            ---------------------------------------------------------------------
                             NRG ENERGY, INC.               Credit Linked Certificate of Deposit,
                                                            4.25%, 06/23/10                            1,556,633       1,572,150

                                                            Term Loan, 5.93%, 06/23/10                 2,747,621       2,807,148
                                                            ---------------------------------------------------------------------
                      RELIANT RESOURCES, INC.               Revolver, 3.50%, 03/15/07 (c) (j)          5,000,000       1,175,409

                                                            Revolver, 2.49%, 03/15/07 (c) (j)          3,000,000         602,237

                                                            Term Loan, 03/15/07 (b)                    2,000,000       2,041,670
                                                            ---------------------------------------------------------------------
                  RIVERSIDE ENERGY CENTER LCC               Term Loan, 6.38%, 06/24/11                 4,735,072       4,829,774
                                                            ---------------------------------------------------------------------
             ROCKY MOUNTAIN ENERGY CENTER LCC               Credit Linked Certificate of Deposit,
                                                            6.02%, 06/24/11                              361,073         368,295

                                                            Term Loan, 6.38%, 06/24/11                 3,403,855       3,437,893
                                                            ---------------------------------------------------------------------
                        TNP ENTERPRISES, INC.               Term Loan, 7.22%, 12/31/06                 2,962,500       3,029,156
                                                            ---------------------------------------------------------------------
                                                                                                 UTILITIES TOTAL      58,530,155

                                                            TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
                                                            (COST OF $862,802,542)                                   866,698,439


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND
                                                                                                       PAR/
                                                                                                    COMMITMENT ($)    VALUE ($)
CORPORATE NOTES AND BONDS - 1.6%
HEALTH CARE - 0.2%
---------------------------------------------               ---------------------------------------------------------------------
                                 ELAN FINANCE               Floating Rate Note, 6.51%, 11/15/11 (h)    2,000,000       2,095,000
                                                            ---------------------------------------------------------------------
                                                                                               HEALTH CARE TOTAL       2,095,000

OIL/GAS - 0.5%
---------------------------------------------               ---------------------------------------------------------------------
                   SECUNDA INTERNATIONAL LTD.               Floating Rate Note, 9.76%, 09/01/12 (h)    4,000,000       3,960,000
                                                            ---------------------------------------------------------------------
                                                                                                   OIL/GAS TOTAL       3,960,000

TELECOMMUNICATIONS/CELLULAR - 0.2%
---------------------------------------------               ---------------------------------------------------------------------
                DOBSON CELLULAR SYSTEMS, INC.               Floating Rate Note, 6.96%, 11/01/11(h)     2,000,000       2,055,000
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS/CELLULAR TOTAL       2,055,000

TELECOMMUNICATIONS/COMBINATION - 0.4%
---------------------------------------------               ---------------------------------------------------------------------
                             US UNWIRED, INC.               Floating Rate Note, Series B
                                                            6.74%, 06/15/10                            4,000,000       4,130,000
                                                            ---------------------------------------------------------------------
                                                                            TELECOMMUNICATIONS/COMBINATION TOTAL       4,130,000

TELECOMMUNICATIONS/WIRELESS - 0.1%
---------------------------------------------               ---------------------------------------------------------------------
                 CRICKET COMMUNICATIONS, INC.               Senior Secured Note, 13.00%, 08/16/11        460,200         509,096
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS/WIRELESS TOTAL         509,096

UTILITIES - 0.2%
---------------------------------------------               ---------------------------------------------------------------------
          CALPINE CONSTRUCTION FINANCE CO. LP               Floating Rate Note, 10.48%, 08/26/11(h)    2,000,000       2,215,000
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS/WIRELESS TOTAL       2,215,000

                                                            Total Corporate Notes and Bonds
                                                            (cost of $14,102,240)                                     14,964,096


COMMERICAL MORTGAGE-BACKED SECURITY - 0.6%                  ---------------------------------------------------------------------
                                 BEAR STEARNS               Series 2004-ESA, Class K,
                                                            4.60%, 05/14/16 (h)                        5,000,000       5,001,563
                                                            ---------------------------------------------------------------------

                                                            TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
                                                            (COST OF $5,000,000)                                       5,001,563

COMMON STOCKS (I) - 0.6%                                                                               SHARES
BUSINESS SERVICES - 0.0%
---------------------------------------------               ---------------------------------------------------------------------
                        NATG HOLDINGS LLC (D)                                                            322,876               -
                                                            ---------------------------------------------------------------------
                                                                                         BUSINESS SERVICES TOTAL               -

DIVERSIFIED MANUFACTURING - 0.1%
---------------------------------------------               ---------------------------------------------------------------------
                       GENTEK, INC., B SHARES                                                              4,015         196,695
                                                            ---------------------------------------------------------------------
                     SUPERIOR ESSEX, INC. (D)                                                             42,359         709,513
                                                            ---------------------------------------------------------------------
                                                                                 DIVERSIFIED MANUFACTURING TOTAL         906,208


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND

                                                                                                    SHARES           VALUE ($)
COMMON STOCKS (I) (CONTINUED)
ECOLOGICAL SERVICE & EQUIPMENT - 0.0%
---------------------------------------------               ---------------------------------------------------------------------
  ENVIRONMENTAL SYSTEMS PRODUCTS HOLDINGS (D)                                                              3,445               -
                                                            ---------------------------------------------------------------------
                                                                            ECOLOGICAL SERVICE & EQUIPMENT TOTAL               -

HEALTH CARE - 0.1%
---------------------------------------------               ---------------------------------------------------------------------
                   SUN HEALTHCARE GROUP, INC.                                                            137,453       1,030,897
                                                            ---------------------------------------------------------------------
                                                                                               HEALTH CARE TOTAL       1,030,897

INDUSTRIAL EQUIPMENT - 0.2%
---------------------------------------------               ---------------------------------------------------------------------
                COPPERWELD CORP., CLASS A (D)                                                                400         232,000

                COPPERWELD CORP., CLASS B (D)                                                                 56         939,400
                                                            ---------------------------------------------------------------------
                                                                                      INDUSTRIAL EQUIPMENT TOTAL       1,171,400

TELECOMMUNICATIONS/COMBINATION - 0.0%
---------------------------------------------               ---------------------------------------------------------------------
                  SAVVIS COMMUNICATIONS CORP.                                                             87,288          94,271
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS/WIRELESS TOTAL          94,271

TELECOMMUNICATIONS/WIRELESS - 0.2%
---------------------------------------------               ---------------------------------------------------------------------
        LEAP WIRELESS INTERNATIONAL, INC.                                                                 76,137       1,933,880
                                                            ---------------------------------------------------------------------
                                                                               TELECOMMUNICATIONS/WIRELESS TOTAL       1,933,880

                                                            TOTAL COMMON STOCKS
                                                            (COST OF $6,265,783)                                       5,136,656

PREFERRED STOCKS - 0.0%
AUTOMOTIVE - 0.0%
---------------------------------------------               ---------------------------------------------------------------------
           KEY PLASTICS HOLDINGS, INC. (D)(I)                                                                 13               -
                                                            ---------------------------------------------------------------------
                                                                                                AUTOMOTIVE TOTAL               -

DIVERSIFIED MANUFACTURING - 0.0%
---------------------------------------------               ---------------------------------------------------------------------
                     SUPERIOR ESSEX, INC. (D)                                                             14,382          14,382
                                                            ---------------------------------------------------------------------
                                                                                 DIVERSIFIED MANUFACTURING TOTAL          14,382


PUBLISHING - 0.0%
---------------------------------------------               ---------------------------------------------------------------------
                  DIMAC HOLDINGS, INC. (D)(I)                                                                483               -
                                                            ---------------------------------------------------------------------
                                                                                                PUBLISHING TOTAL               -

                                                            TOTAL PREFERRED STOCKS                                        14,382
                                                            (COST OF $163,272)


INVESTMENT PORTFOLIO (UNAUDITED) (CONTINUED)
NOVEMBER 30, 2004                                                                 HIGHLAND FLOATING RATE LIMITED LIABILITY FUND

                                                                                                    UNITS           VALUE ($)
WARRANTS - 0.0%
DIVERSIFIED MANUFACTURING - 0.0%
---------------------------------------------
      GENTEK, INC., CLASS A, EXPIRES 10/31/06                                                                  4              11
                                                            ---------------------------------------------------------------------
      GENTEK, INC., CLASS B, EXPIRES 10/31/08                                                                  2               5
                                                            ---------------------------------------------------------------------
                                                                                 DIVERSIFIED MANUFACTURING TOTAL              16

PUBLISHING - 0.0%
---------------------------------------------               ---------------------------------------------------------------------
                     DIMAC HOLDINGS, INC. (D)                                                                483               -
                                                            ---------------------------------------------------------------------
                                                                                                PUBLISHING TOTAL               -

                                                            TOTAL WARRANTS                                                    16

                                                            TOTAL INVESTMENTS - 97.1%                                891,815,152
                                                            (COST OF $888,333,871) (K)

                                                            OTHER ASSETS & LIABILITIES, NET - 2.9%                    27,056,681

                                                            NET ASSETS - 100.0%                                      918,871,833


        Notes to Investment Portfolio:
        Highland Floating Rate Fund (formerly Columbia Floating Rate Fund) and Highland Floating Rate Income Fund (formerly Columbia Institutional Floating Rate Fund) invest all of their investable assets in Highland Floating Rate Limited Liability Company (formerly Columbia Floating Rate Limited Liability Company).
   (a) Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. The rate shown represents the weighted average rate at November 30, 2004. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
   (b)  Unsettled Loan. Rate cannot be determined at this time.
   (c) Unfunded commitment. As of November 30, 2004, the Fund had unfunded loan commitments of $25,992,774, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                                                     UNFUNDED
        BORROWER                                 LOAN COMMITMENT
        --------                                 ---------------
        CSC Holdings, Inc.                       $     388,333
        Centennial Cellular Operating Co.            2,250,000
        Dobson Cellular Systems, Inc.                  625,000
        Federal-Mogul Corp.                            109,615
        Innophos, Inc.                                 381,818
        IPM Eagle                                    5,000,000
        Reliant Resources, Inc.                      2,458,571
        Reliant Resources, Inc.                      4,097,619
        Tyco International Ltd.                     10,000,000
        Venetian Casino Resort LLC                     681,818
                                                 -------------
                                                 $  25,992,774
                                                 =============

   (d) Represents fair value as determined in good faith under the direction of the Board of Trustees.
   (e) The issuer is in default of certain debt covenants. Income is not being accrued. As of November 30, 2004, the value of these securities amounted to $86,702, which represents 0.0% of net assets.
   (f)  Issued as part of bankruptcy reorganization.
   (g)  Loans held on participation.

   (h) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2004, these securities amounted to $15,326,563 or 1.7% of net assets. These securities have been determined by the Adviser to be liquid securities.
   (i)  Non-income producing security.
   (j) The value shown in the Investment Portfolio for the unfunded commitment represents the unrealized gain (loss) on the unfunded loan commitment.
   (k)  Cost for federal income tax purposes is $888,333,871.

        Gross unrealized appreciation     $13,605,775
        Gross unrealized depreciation     (10,124,494)
                                          -----------
        Net unrealized appreciation       $ 3,481,281
                                          ===========

        For more information, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND FLOATING RATE FUND
             -------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date                       JANUARY 24, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date                       JANUARY 24, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date                       JANUARY 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.